BUSINESS SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
19.	BUSINESS SEGMENT INFORMATION

The Company operates in one business segment based on how the Company’s chief operating decision maker—the CEO—views the business for purposes of evaluating performance and making operating decisions.

The Company markets and distributes fresh, frozen and dry food and non-food products to foodservice customers throughout the United States. The Company uses a centralized management structure, and its strategies and initiatives are implemented and executed consistently across the organization to maximize value to the organization as a whole. The Company uses shared resources for sales, procurement, and general and administrative activities across each of its distribution centers. The Company’s distribution centers form a single network to reach its customers; it is common for a single customer to make purchases from several different distribution centers. Capital projects—whether for cost savings or generating incremental revenue—are evaluated based on estimated economic returns to the organization as a whole (e.g., net present value, return on investment).

The measure used by the CEO to assess operating performance is Adjusted EBITDA. Adjusted EBITDA is a non-GAAP measure defined as Net income (loss), plus Interest expense—net, Income tax provision (benefit), and Depreciation and amortization—collectively “EBITDA”—adjusted for: (1) Sponsor fees; (2) Restructuring and tangible asset impairment charges; (3) Share-based compensation (4) the non-cash impact of LIFO adjustments; (5) Loss on extinguishment of debt (6) Business transformation costs; (7) Acquisition-related costs; (8) Acquisition termination fees—net; and (9) Other gains, losses or charges as specified under the Company’s debt agreements. Costs to optimize and transform the Company’s business are noted as business transformation costs in the table below and are added to EBITDA in arriving at Adjusted EBITDA. Business transformation costs include costs related to significant process and systems redesign in the Company’s replenishment and category management functions; cash & carry retail store strategy; and process and system redesign related to the Company’s sales model.

The aforementioned items are specified as items to add to EBITDA in arriving at Adjusted EBITDA per the Company’s debt agreements and, accordingly, the Company’s management includes such adjustments when assessing the operating performance of the business.

The following is a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial performance measure, which is Net (loss) income for the periods presented (in thousands):

	39-Weeks Ended
	October 1, 2016	September 26, 2015
Adjusted EBITDA	$706,934	$620,090
Adjustments:
Sponsor fees (1)	(35,691)	(7,571)
Restructuring and tangible asset impairment charges(2)	(38,799)	(81,697)
Share-based compensation expense (3)	(14,429)	(7,888)
LIFO reserve change(4)	24,808	41,999
Loss on extinguishment of debt(5)	(53,632)	—
Business transformation costs (6)	(25,777)	(30,969)
Acquisition related costs(7)	(671)	(78,616)
Acquisition termination fees—net(8)	—	287,500
Other(9)	(4,186)	(19,102)

EBITDA	558,557	723,746
Interest expense—net	(189,759)	(210,821)
Income tax benefit (provision)	78,117	(36,761)
Depreciation and amortization expense	(313,985)	(298,701)

Net income	$132,930	$177,463

(1)	Consists of fees paid to the Sponsors for consulting and management advisory services. On June 1, 2016, the consulting and management agreements with each of the Sponsors were terminated for an aggregate termination fee of $31 million.
(2)	Consists primarily of facility related closing costs, including severance and related costs, tangible asset impairment charges, organizational realignment costs and estimated multiemployer pension withdrawal liabilities.
(3)	Share-based compensation expense for vesting of stock awards.
(4)	Represents the non-cash impact of LIFO reserve adjustments.
(5)	Includes fees paid to debt holders, third party costs, early redemption premium, and the write off of certain pre-existing unamortized deferred financing costs, partially offset by the write-off of unamortized issue premium related to the June 2016 debt refinancing, and the loss related to the September 2016 CMBS Fixed Facility defeasance. See Note 10, Debt.
(6)	Consists primarily of costs related to significant process and systems redesign, across multiple functions.
(7)	Consists of costs related to the Acquisition, including certain employee retention costs.
(8)	Consists of net fees received in connection with the termination of the Acquisition Agreement.
(9)	Other includes gains, losses or charges as specified under USF’s debt agreements. The balance for the 39-weeks ended October 1, 2016 includes $5 million of IPO readiness costs, $4 million of closed facility carrying costs and $3 million of business acquisition related costs, partially offset by a $10 million insurance benefit. The balance for the 39-weeks ended September 26, 2015 includes a $16 million legal settlement charge, $9 million of brand re-launch and marketing costs, and $4 million of closed facility carrying costs, partially offset by a $11 million net insurance benefit.

24.	BUSINESS SEGMENT INFORMATION

The Company operates in one business segment based on how the Company’s chief operating decision maker—the Chief Executive Officer (the “CEO”)—views the business for purposes of evaluating performance and making operating decisions.

The Company markets and distributes fresh, frozen and dry food and non-food products to foodservice customers throughout the United States. The Company uses a centralized management structure, and its strategies and initiatives are implemented and executed consistently across the organization to maximize value to the organization as a whole. The Company uses shared resources for sales, procurement, and general and administrative activities across each of its distribution centers. The Company’s distribution centers form a single network to reach its customers; it is common for a single customer to make purchases from several different distribution centers. Capital projects—whether for cost savings or generating incremental revenue—are evaluated based on estimated economic returns to the organization as a whole—e.g. net present value, return on investment.

The measure used by the CEO to assess operating performance is Adjusted EBITDA. Adjusted EBITDA is defined as Net income (loss), plus Interest expense—net, Income tax provision, and Depreciation and amortization expense—collectively “EBITDA”—adjusted for: (1) Sponsor fees; (2) Restructuring and tangible asset impairment charges; (3) Share-based compensation expense; (4) the non-cash impact of net LIFO reserve adjustments; (5) Loss on extinguishment of debt; (6) Pension settlements; (7) Business transformation costs; (8) Acquisition-related costs; (9) Acquisition termination fees—net; and (10) Other gains, losses, or charges as specified in the Company’s debt agreements. Costs to optimize and transform the Company’s business are noted as business transformation costs in the table below and are added to EBITDA in arriving at Adjusted EBITDA. Business transformation costs include costs related to significant process and systems redesign in the Company’s replenishment and category management functions; cash & carry retail store strategy; and process and system redesign related to the Company’s sales model.

The aforementioned items are specified as items to add to EBITDA in arriving at Adjusted EBITDA per the Company’s debt agreements and, accordingly, the Company’s management includes such adjustments when assessing the operating performance of the business.

The following is a reconciliation for the last three fiscal years of Adjusted EBITDA to the most directly comparable GAAP financial performance measure, which is Net income (loss):

	2015	2014	2013
	(in thousands)
Adjusted EBITDA	$875,195	$866,237	$845,393
Adjustments:
Sponsor fees(1)	(10,136)	(10,438)	(10,302)
Restructuring and tangible asset impairment charges(2)	(172,707)	50	(8,386)
Share-based compensation expense(3)	(15,832)	(11,736)	(8,406)
Net LIFO reserve change(4)	73,882	(60,321)	(11,925)
Loss on extinguishment of debt(5)	—	—	(41,796)
Pension settlements(6)	—	(2,370)	(1,778)
Business transformation costs(7)	(45,583)	(54,135)	(60,800)
Acquisition related costs(8)	(84,472)	(37,905)	(3,522)
Acquisition termination fees—net(9)	287,500	—	—
Other(10)	(31,272)	(25,577)	(31,587)

EBITDA	876,575	663,805	666,891
Interest expense, net	(285,175)	(289,202)	(306,087)
Income tax provision	(24,635)	(35,968)	(29,822)
Depreciation and amortization expense	(399,247)	(411,549)	(388,188)

Net income (loss)	$167,518	$(72,914)	$(57,206)

(1)	Consists of management fees paid to the Sponsors.
(2)	Consists primarily of facility related closing costs, including severance and related costs, tangible asset impairment charges, organizational realignment costs, and estimated multiemployer pension withdrawal liabilities.
(3)	Share-based compensation expense represents costs recorded for vesting of stock option awards, restricted stock and restricted stock units.
(4)	Represents the non-cash impact of net LIFO reserve adjustments.
(5)	Includes fees paid to debt holders, third party costs, early redemption premium, and the write off of old debt facility unamortized debt issuance costs. See Note 11, Debt for a further description of debt refinancing transactions.
(6)	Consists of charges resulting from lump-sum payment settlements to retirees and former employees participating in several USF sponsored pension plans.
(7)	Consists primarily of costs related to significant process and systems redesign across multiple functions.
(8)	Consists of costs related to the Acquisition.
(9)	Consists of net fees received in connection with the termination of the Acquisition Agreement.
(10)	Other includes gains, losses or charges as specified in the Company’s debt agreements. The fiscal year 2015 balance consists primarily of a $16 million litigation settlement cost, and $16 million of brand re-launch and marketing costs, offset by a net insurance benefit of $11 million. The fiscal year 2014 balance includes $16 million of costs subject to coverage under the Company’s insurance policies.

The following table presents the sales mix for the Company’s principal product categories for the last three fiscal years:

	2015	2014	2013
	(in thousands)
Meats and seafood	$8,391,997	$8,326,191	$7,684,396
Dry grocery products	4,123,584	4,152,682	4,275,669
Refrigerated and frozen grocery products	3,582,517	3,463,411	3,446,308
Dairy	2,457,516	2,555,362	2,332,346
Equipment, disposables and supplies	2,171,006	2,132,044	2,133,899
Beverage products	1,279,201	1,263,965	1,309,303
Produce	1,121,711	1,126,146	1,115,257

	$23,127,532	$23,019,801	$22,297,178

No single customer accounted for more than 4% of the Company’s consolidated Net sales for fiscal years 2015, 2014 and 2013. However, customers purchasing through one group purchasing organization accounted for approximately 12%, of consolidated Net sales in fiscal years 2015, 2014 and 2013, respectively.